Operating Segments (Tables)	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Schedule of Operating Segments	The geographical locations of the Group’s non-current assets are mostly situated in Malaysia based on physical location of assets.
	For the nine months ended September 30, 2024
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	9,680,695	4,684,825	8,029,856	9,964,600	-	32,359,976
Cost of Revenue	(7,517,679)	(3,773,769)	(7,699,476)	(6,184,500)	(247,083)	(25,422,507)
Gross Profit/(Loss)	2,163,016	911,056	330,380	3,780,100	(247,083)	6,937,469
Selling & Administrative Expenses	(503,466)	(503,466)	(503,466)	(503,466)	-	(2,013,864)
Income from operations	1,659,550	407,590	(173,086)	3,276,634	(247,083)	4,923,605

Segment depreciation	735,734	122,622	245,246	61,311	61,311	1,226,224
Segment amortization	24,865	4,144	8,289	2,072	2,072	41,442

Segment Assets	16,693,816	2,782,303	5,564,606	1,391,151	1,391,151	27,823,027
Segment Liabilities	8,544,489	1,424,082	2,848,162	712,041	712,041	14,240,815

	For the nine months ended September 30, 2025
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	18,062,860	8,186,078	13,729,995	23,410,105	376,200	63,765,238
Cost of Revenue	(15,361,688)	(6,838,044)	(10,252,944)	(15,543,633)	(438,879)	(48,435,188)
Gross Profit/(Loss)	2,701,172	1,348,034	3,477,051	7,866,472	(62,679)	15,330,050
Selling & Administrative Expenses	(749,977)	(749,977)	(749,977)	(749,976)	(749,976)	(3,749,883)
Income from operations	1,951,195	598,057	2,727,074	7,116,496	(812,655)	11,580,167

Segment depreciation	1,471,239	245,206	490,414	122,603	122,603	2,452,065
Segment amortization	37,720	6,287	12,574	3,143	3,143	62,867

Segment Assets	36,614,504	6,102,417	12,204,834	3,051,209	3,051,209	61,024,173
Segment Liabilities	7,589,418	1,264,903	2,529,805	632,452	632,452	12,649,030